Derivative liability - Cashless exercise provisions of warrant exercisable until October 31, 2013 (Details 1)	12 Months Ended
Dec. 31, 2012
By October 31, 2012
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	10%
By January 1, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 15%
By April 30, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 20%
By July 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 25%
By October 31, 2013
Class of Warrant or Right [Line Items]
Portion of warrants to be exercised without cash	an additional 30%